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United States Securities and Exchange Commission Division of Corporation Finance 100 F Street, N.E. Washington, D.C. 20549-6010	Milan
File No. 039007-0010

Attention:	Christian Windsor, Special Counsel
Jessica Livingston, Senior Counsel
Michael Volley, Staff Accountant
Amit Pande, Accounting Branch Chief

Re:	Blackhawk Network Holdings, Inc.
Confidential Draft Registration Statement on Form S-1
Submitted Confidentially on November 16, 2012
CIK No. 0001411488

Ladies and Gentlemen:

On behalf of Blackhawk Network Holdings, Inc. (the “Company”), we are hereby submitting Amendment No. 1 (“Amendment No. 1”) to the Company’s above-referenced Registration Statement on Form S-1, which was confidentially submitted to the Securities and Exchange Commission (the “Commission”) on November 16, 2012 (the “Registration Statement”) pursuant to the Jumpstart Our Business Startups Act. For your convenience, we are also providing a courtesy package that includes eight copies of Amendment No. 1, four of which have been marked to show changes from the initial submission of the Registration Statement.

Amendment No. 1 has been revised to reflect the Company’s responses to the comments received on December 13, 2012 from the staff of the Commission (the “Staff”). For ease of review, we have set forth below each of the numbered comments of your letter and the Company’s responses thereto.

Form S-1

1.	As far as practicable, please fill-in all blanks and provide graphics and illustrations in the next filing.

December 21, 2012

United States Securities and Exchange Commission

Response: The Company acknowledges the Staff’s comment and, to the extent that information is currently available, has filled in the blanks in Amendment No. 1. The Company intends to fill in the remaining blanks and provide graphics sufficiently in advance of effectiveness of the Registration Statement to provide the Staff time to review such information and graphics and to enable the Company to respond to any additional comments the Staff may have as a result of the inclusion of such information or graphics.

2.	Please advise us of the status of your application for trading on the NYSE.

Response: The Company advises the Staff that it has commenced the listing process with the New York Stock Exchange and that the Company will ensure that it receives conditional listing approval prior to the effectiveness of the Registration Statement.

3.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Response: To date, the only material presented to potential investors in reliance on Section 5(d) of the Securities Act by the Company or on its behalf consists of one copy of the Form S-1, exactly as submitted to the Staff on November 16, 2012, provided to a single institutional accredited investor.

To date, no research reports about the Company have been published or distributed in reliance upon Section 2(a)(3) of the Securities Act added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in the contemplated offering.

Prospectus Cover Page

4.	State the percentage of stock held by officers and directors before and after the offering.

Response: The Company advises the Staff that the directors and officers of the Company collectively own less than 0.7% of the Company’s common stock (excluding directors Steven A. Burd and Robert L. Edwards’ deemed beneficial ownership of the Company’s common stock resulting solely from their affiliation with Safeway Inc., which they disclaim, except to the extent of their pecuniary interest therein). Further, the Company advises the Staff that none of the executive officers or directors of the Company currently intend to sell shares of the Company’s common stock in their respective individual capacities, in connection with the offering. The Company

December 21, 2012

United States Securities and Exchange Commission

respectfully submits that Item 501 of Regulation S-K does not require the disclosure of stock ownership by officers and directors on the cover page of the prospectus and the Company is not aware of any special facts or circumstances that would warrant prominent disclosure of the officers and directors’ ownership of the Company’s common stock. The Company respectfully submits that the disclosure of officers and directors’ beneficial ownership of the Company’s common stock under the heading “Principal and Selling Stockholders” satisfies the requirements of Item 507 of Regulation S-K.

5.	Revise to disclose the percentage of shares being offered to those outstanding.

Response: The Company acknowledges the Staff’s comment and undertakes to provide the percentage of outstanding shares being offered once the size of the offering has been determined.

Prospectus Summary, page 1

6.	Provide supplemental support for the various statements made relating your status as:

•	a leading prepaid payment network and

•	the largest third-party distributor of prepaid cards in the world.

For instance, please compare your total load amount sold to those of your nearest competitors. Also, please balance this disclosure by clarifying that your competitors, including Green Dot and NetSpend, issue a greater amount of open loop GPR cards, even if some are sold through your distribution network.

Response:

Leading Prepaid Network. As to the first bullet point of the Staff’s comment, the Company respectfully refers the Staff to the full statement in the draft prospectus summary which states that, “Blackhawk is a leading prepaid payment network utilizing proprietary technology to offer a broad range of gift cards, other prepaid products and payment services in the United States and 18 other countries.” As noted in the draft prospectus, the Company’s prepaid network consists of consumers who purchase the products and services the Company offers, content providers who offer branded gift cards and other prepaid products and distribution partners who sell those products. In making this statement, the Company did not intend to make the statement solely regarding the open loop GPR card business. And, while Green Dot and NetSpend do issue more GPR cards than does the Company, in 2011 the Company reported more revenue than either of those companies ($752 million for the Company, $467 million for Green Dot and $306 million for NetSpend) and comparable net income ($36 million for the Company, $52 million for Green Dot and $33 million for NetSpend).

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United States Securities and Exchange Commission

More generally, as disclosed on page 110, the Company views the competitors to its network to include not only Green Dot and NetSpend, but also InComm (a private company) and Euronet. The Company believes that each of these companies, including itself, is fairly and accurately viewed in the market as a leader in this business, which includes not only the sale and support of GPR cards, but also of other prepaid products such as open and closed loop gift cards, which in each case require the support of a sophisticated physical distribution network as well as electronic processing networks and platforms. In contrast, there are also a large number of smaller competitors, such as AccountNow, UniRush, LLC, Achieve Financial Services and nFinanSe Inc., which the Company does not believe would fairly be perceived as industry leaders. Based on the foregoing, the Company respectfully submits that its characterization is appropriate.

Largest Gift Card Distributor. As to the second bullet point to the Staff’s comment, the Company respectfully informs the Staff that the statement in the draft prospectus summary states that, “We believe we are the largest third-party distributor of gift cards in the world…” (emphasis added). The Company continues to hold this belief. However, substantiation of this statement is complicated by the fact that the providers of industry research do not publish the Company’s exact ranking and the other sizable competitor in the third party distribution of gift cards, InComm, is a private company which does not publish its financial results. Accordingly, in Amendment No. 1, the Company has modified this disclosure to now state that, “We are one of the largest third-party distributors of gift cards in the world,” a fact that is clearly borne out by the published market research. For example, according to Mercator’s report on Prepaid Distribution Strategies in the United States (November 2012), the Company’s load value for its closed loop gift card business in 2011 represented approximately 26% of the domestic U.S. market. Based on the Company’s experience, the U.S. domestic market is far and away the largest market in the world for gift cards, and therefore that published research regarding the U.S. market is fairly extrapolated to the world market.

Disclosure regarding Green Dot and NetSpend. The Company has modified the disclosure in the third paragraph of the draft prospectus summary and elsewhere in the prospectus to clarify that Green Dot and NetSpend are the industry leaders in the GPR card category.

7.	Please tell us whether you commissioned or otherwise financed either the Gartner or the Mercator Advisory Group’s studies of the prepaid market.

Response: The Company advises the Staff that it did not commission or otherwise finance either the Gartner or the Mercator Advisory Group studies.

December 21, 2012

United States Securities and Exchange Commission

Risk Factors, page 17

8.	Several of your risk factor headings do not state the specific risk involved. Please recast the headings, as appropriate. See for example, the last risk factor on page 28, the last risk factor on page 29, the risk factor heading on page 34.

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 to modify the risk factor headings as noted.

The occurrence of catastrophic events could damage our facilities…, page 39

9.	Please revise this heading to be more specific to your business. In general, risk factors and their headings must not be generic or equally applicable to every business.

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 to modify the risk factor heading as noted.

Federal Regulation of Our Business, page 21

State Regulation of Our Business, page 24

Federal and State Privacy and Data Security Laws and Regulations, page 25

Foreign Regulation of Our Business, page 26

10.	The disclosure in the above captioned risk factors appears to provide a detailed description of your overall regulatory environment. The purposes of the risk factors section is to concisely inform investors of the risks that your business faces, rather than to act as a general disclosure section. Consider moving your more detailed discussion of your regulatory environment, and your compliance actions to the body of the prospectus, including the Regulation section beginning on page 110. Then revise each of these subheadings so that they communicate the risks associated with each of the types of regulation. Consider similar changes with respect to your discussion of the impact of state abandoned property laws.

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 by moving the detailed disclosure about the regulatory environment and the Company’s compliance actions to the section entitled “Business—Regulation” and revising the subheadings as noted.

11.	Revise the disclosure under these subheadings so that each risk factor has a descriptive heading that states the actual risk involved.

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 to modify the risk factor heading as noted.

December 21, 2012

United States Securities and Exchange Commission

We face settlement risk from retailers that sell our distributed products…, page 36

12.	Revise this section to clarify the total amount of losses in each of your most recent periods that you have experienced as a result of your settlement risk exposure.

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 to describe the material losses that the Company has experienced as a result of settlement risk exposure in the last three fiscal years.

We are exposed to losses from cardholder account overdrafts, page 36

13.	Revise this section to clarify the total amount of losses you have experienced in each of the last few years as a result of customer overdrafts.

Response: The Company advises the Staff that, upon further consideration, the Company has determined that the risk of cardholder account overdrafts is immaterial to its consolidated financial position. Since inception of the Company’s program-managed GPR cards in 2010, losses from cardholder account overdrafts have averaged less than $350,000 per year. Because the cards are issued in small denominations and the Company has systems in place to prevent overdrafts, the potential amounts of card account overdrafts is limited. In order for card account overdrafts to be material, there must be both an increase in the rate of fraud among card account holders and the Company’s systems to prevent overdrafts must experience widespread failure for an extended period of time, risks which are separately disclosed. Accordingly, the Company has revised Amendment No. 1 to remove this risk factor.

Risk Related to Our Ongoing Relationship with Safeway, page 39

14.	Revise to disclose separately and under a new subheading the risks of being exempt from the independence requirements of the NYSE.

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 to address, under a separate subheading, the risks of being exempt from the independence requirements of the New York Stock Exchange.

15.	Add a separate risk factor that addresses the fact that Safeway is a significant creditor, providing unsecured promissory notes when you invest your overnight cash balances.

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 to add the risk factor as noted.

Management’s Discussion and Analysis, page 61

16.

Either in this section, or in the Business section that follows, revise your disclosure to provide investors with a better feel for the relative contribution of each of your key products. In particular, you discuss your sale of close looped cards, open loop

December 21, 2012

United States Securities and Exchange Commission

cards sold for rival GPR issuers, as well as your own open loop cards. You also discuss your sales activity through your website, GiftCardMall.com, as well as your ownership of Cardpool. Finally, you discuss your attempts to access the emerging market for electronic only stored value in the form of the “electronic wallet.” Please revise your disclosure to clarify the extent to which each of these products has contributed to each of the key income and expense drivers in the past year. Investors must be able to understand the relative importance of each key product that you mention, to your current operations. Make conforming changes to your disclosure in the Summary as well.

Response: In response to the Staff’s comment, the Company has revised the Business section and the Summary in Amendment No. 1 to clarify that the Company derives a substantial majority of its revenues from its closed loop and open loop gift cards (quantifying these amounts as between closed loop and open loop products) and that GPR cards currently represent a small but growing portion of its revenues.

17.	On pages 24 and 26 you attribute a portion of your revenue to funds where the customer fails to redeem a portion of the funds stored on the cards. Please revise this section, or the Business section to discuss the extent to which these funds impacted your business in each of the relevant periods. Also, revise your disclosure to clarify how these funds impact your revenue. Please also discuss the impact of your agreement with Safeway to remit portions of unredeemed funds as well as the amounts surrendered to the states on delinquent accounts.

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 to revise the disclosure to describe the impact of unredeemed funds in the risk factor titled “Costs of compliance or penalties for failure to comply with state unclaimed property laws and regulations could have a material adverse effect on our business, financial condition and results of operations.”

Valuation of Common Stock, page 85

18.	We note your disclosure on page 86 related to the process followed to determine the fair value of your common stock in 2011 and year to date in 2012, including your communications with underwriters and the use of PWERM analysis. We also note your disclosure on page F-27 that during this time period you weighted your valuation 100% on the guideline public company method. Given your belief that an IPO was the most likely scenario in your PWERM analysis, for the semi-annual valuations performed during 2011 and 2012, please provide us your estimated IPO price(s) used in your analysis.

Response: The Company hereby supplementally advises the Staff as follows regarding the estimated IPO prices used in its analysis:

•

For the valuation dated June 30, 2011, the estimated IPO prices were $11.90 for the Early IPO scenario based on estimated EBITDA for the year ended December 31, 2011 and $15.21 for the IPO-Late scenario based on estimated EBITDA for the year ended December 29, 2012.

December 21, 2012

United States Securities and Exchange Commission

•

For the valuation dated December 31, 2011, the IPO prices were $9.96 for the Early IPO scenario based on estimated EBITDA for the twelve months ended June 30, 2012 and $11.93 for the IPO–Late scenario based on estimated EBITDA for the year ended December 29, 2012.

•

For the valuation dated June 16, 2012, the IPO prices were $9.41 for the Early IPO scenario based on estimated EBITDA for the twelve months ended October 31, 2012 and $11.21 for the IPO–Late scenario based on estimated EBITDA for the year ended December 29, 2012.

19.	To the extent there was a significant difference between the estimated IPO price and the fair value determined during 2011 and 2012, please tell us in greater detail each significant factor contributing to the difference as of the date of each grant and equity-related issuance. This reconciliation should describe significant intervening events within the company and changes in assumptions that explain the changes in the fair value of your common stock up to the filing of the registration statement.

Response: The Company hereby supplementally advises the Staff as follows regarding the differences in the estimated IPO price and the fair value of its common stock in 2011 and 2012:

The common stock valuations of $9.93 and $10.05 for the valuations dated December 31, 2011 and June 16, 2012, respectively, were not significantly different (i.e., less than 10%) from the weighted-average estimated IPO prices of $10.62 and $10.61, respectively. For the valuation dated June 30, 2011, the variance between the fair value of $11.20 and the weighted-average estimated IPO price of $13.56 was substantially driven by the present-value discount from the then estimated timing of an IPO to the valuation date at the Company’s estimated weighted-average cost of capital. All equity awards were based on the then-current fair value of our common stock. Further, changes in the estimated IPO prices and fair value of the common stock between the valuation dates were the result of changes in comparable-company EBITDA multiples, rather than a result of significant intervening events with respect to the Company since changes in estimated EBITDA for the year-ended December 29, 2012 were immaterial.

Business, page 92

20.	Revise your disclosure in this section, or in the Management’s Discussion and Analysis section to clarify how funds flow, from the customer, to your distribution partner, to Blackhawk and then through to the content provider when the customer accesses the stored value. Please clarify how funds pass through your banking partners.

December 21, 2012

United States Securities and Exchange Commission

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 as noted.

21.	Revise your discussion of the way your open-loop business operates to explain the differences in income and cash flow when selling a GPR card for a competing network through your distribution system, and the sale of your own GPR cards and the associated reload revenues. Please clarify the extent to which your overall GPR card sales and load volume was a result of sales for your competitors, or for your own systems.

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 as noted.

22.	In a number of places in the registration statement, you attribute one of the factors that management believes contributes to your current and future success is the performance of your operations in countries other than the United States. Please revise this section, as well as throughout the document, to clarify the current size of your non-US operations, by load volume and revenue. Please also identify any country that represents more than 10% of your overall volume of either metric.

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 to add additional disclosure about the relative size of its international operations. The Company further advises the Staff that outside of the United States, no country presently represents more than 10% of the Company’s consolidated revenues.

23.	On page 18, you indicate that your five largest distribution partners account for more almost 50% of your total volume in the most recent period. You also indicate that Safeway has declined from your top distribution partner to the third largest in the most recent 36 week period. In order for investors to better understand your dependence upon a few key partners, and so that they can assess the relative health of your key customers, please name each distribution partner that accounts for more than 10% of your revenues or load volume. Please refer to Item 101 of Regulation S-K.

Response: The Company respectfully submits that each distribution partner that presently accounts for more than 10% of the Company’s consolidated revenues is listed under “Business—Distribution.” The Company has revised Amendment No. 1 to disclose the percentage of total operating revenue of the Company represented by each of these distribution partners for the fiscal years ended 2009 and 2010 in addition to the percentages previously disclosed.

24.	Please revise this section, and your risk factors, to clarify whether you, or your customer, would be subject to the loss in the event that a customer’s card is accessed as a result of fraud or other theft.

December 21, 2012

United States Securities and Exchange Commission

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 to add additional disclosure about the effects of loss in the event that a customer’s card is accessed as a result of fraud or other theft.

Guarantees, page 139

25.	It appears that some of the guarantees provided by Safeway to your service and content providers will terminate with the completion of this offering. Please revise this section to clarify if you have entered into negotiations with the relevant providers to determine if the termination of the Safeway guarantee will have a material impact on your continuing relationship with those providers.

Response: The Company acknowledges the Staff’s comment and undertakes to provide additional disclosure regarding the status of the referenced guarantees sufficiently in advance of effectiveness of the Registration Statement to provide the Staff time to review such additional disclosure.

Financial Statements

Note. 11 Capital Stock

Common Stock Issued to Distribution Partner, page F-33

26.	Please provide us your accounting analysis related to the common stock and warrants issued to a distribution partner as disclosed on page F-33. Your response should include, but not be limited to, the following information:

a.	How you initially and subsequently recognized the stock and warrants issued in your balance sheet and income statement and the specific accounting guidance that you considered in making your determination. Ensure you provide the accounting guidance supporting the intangible asset recorded.

b.	Why you believe the Black-Scholes option pricing model is appropriate for measurement purposes. Specifically, tell us how you considered whether Black-Scholes is able to consider all the terms of the instruments.

c.	It is unclear if you recognize certain parts of the transaction as equity. If you do, please explain to us why and provide the accounting guidance supporting your determinations.

Response: The Company hereby supplementally advises the Staff as follows:

Background and Terms of the Original and Amended Award. In August 2007, the Company entered into a seven-year distribution services agreement (the “Agreement”) with a distribution partner to distribute and promote the Company’s prepaid cards. In conjunction with the Agreement, the Company and the partner also entered into a stock purchase agreement (the “Stock Agreement”). Under the terms of the Stock Agreement, the partner purchased 2,073,170 shares of the Company’s common stock (the “Shares”) at a price of $4.00 per share.

The partner had a put right under which it could require the Company to repurchase the shares in the event that the Company has not consummated an initial public offering, a spin-off or a change in control initially by August 16, 2010 (the date of which was later extended to March 31, 2011 as discussed below). In the event of a termination of the Agreement by the partner prior to its third anniversary (unless the reason for termination is among those listed in the Agreement which are outside the control of the partner or due to breach of the contract by the Company), the Company had the right to repurchase the Shares. The purchase price for shares subject to the put and call rights was initially the greater of (i) the fair market value of the Shares at time of exercise of the put or call right and (ii) the original purchase price of $4.00 per share

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United States Securities and Exchange Commission

plus interest thereon, compounded semiannually, at 8% per annum. The initial purchase price paid by the partner for the shares is to be held in an escrow account to secure the repurchase price of the put option, if and when necessary.

The put and call rights were scheduled to expire upon the earlier of August 16, 2010 or an initial public offering, a spin-off or a transaction resulting in a change of control of the Company, but were amended to extend the expiration date to March 31, 2011. In March 2011 the put and call right was amended again to expire on the earlier of June 1, 2014, an IPO, spin-off or change in control transaction. The amendment also fixed the put and call purchase price at $9.45 per share for all shares issued prior to the amendment and the purchase price for all shares issued subsequent to the amendment.

Initial Recognition of Common Stock and Put and Call Rights. As to paragraph (a) of the Staff’s comment, the Company has accounted for the combination of the common stock and put and call rights as an option issued to the partner in exchange for the acquisition of distribution services under ASC 505-50. The Company also accounted for the subsequent warrant issued to the partner under ASC 505-50.

In considering the economics of the original transaction, the Company effectively issued an option to the partner to purchase shares of the Company’s common stock at a strike price of $4.00 plus interest at 8% annum compounded semi-annually per share (the “effective strike price”) for entering into the Agreement. There are several outcomes to the settlement of the option. The first possible outcome is that the put or call right is exercised when the fair value of the Company’s stock is below the effective strike price. In such a case, the partner would receive the effective strike price. Another way of looking at this scenario is that the partner would receive its investment back, plus interest, which is as if the partner had never exercised its right to buy the Company’s stock at the effective strike price. A second scenario is that the put or call right is exercised when the fair value of the Company’s stock is above the effective strike price. In such a scenario the partner would receive the fair value of the Company’s stock in cash. Essentially this is as if the partner exercised its option at the effective strike price and sold the shares received upon exercise of the option back to the Company for cash. A third possible outcome related to this transaction is that the put and call rights expire unexercised. In such a scenario, the partner retains the shares and the cash in escrow is released to the Company for use in its operations. Effectively, this outcome would be as if the partner had exercised the option to purchase the Company’s shares at the effective strike price with settlement of the option in the Company’s common stock.

The Company accounted for the combination of the common stock, put and call rights as an option issued to the partner. The put right floor price of $4.00 per share plus 8% interest represented the exercise price of such option. The partner paid the put right floor amount to the Company and the Company is required to return the cash to the partner if the partner does not exercise the option. Therefore, the Company recognized the cash received as a deposit liability or advance (which was initially equal to the restricted cash received for the stock issuance).

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United States Securities and Exchange Commission

The Company determined the fair value of the option (combination of common stock and put and call rights) using an option pricing model and concluded the entire fair value of the option should be recognized as a liability at the grant date because the option is fully vested. The partner has the right to terminate the Agreement and at such time the put right will be exercisable and entitle the partner to receive the fair value of the Shares if it has appreciated above the put right floor price. That is, the partner is not required to provide services to be able to benefit from the option.

Based on the guidance in ASC 718-10-25-9 and 25-11, the Company further concluded that the option should be classified as a liability because the partner could put the stock back to the Company at the original purchase price (or fair value if higher) and thus avoid bearing the risks of stock ownership. Furthermore, due to its liability classification, the option was re-measured to fair value at each reporting date based on the guidance in ASC 718-30, with subsequent changes to the fair value of the liability recorded as expense.

Further, the Company concluded that it had issued the option to the partner in connection with the partner entering into a distribution services agreement, which is a specific vendor contract entered into for the distribution of gift cards. Accordingly, under the guidance in ASC 718-10-25-2, the Company concluded that the fair value of the option represented an intangible asset related to the contractual exclusivity right to distribution services, which should be capitalized and amortized over a useful life equal to the seven-year term of the Agreement.

Recognition of Amendments to Extend the Expiration Date of the Options. Between August 16, 2010 and March 31, 2011, a series of amendments were entered into between the partner and the Company that resulted in the extension of the expiration date of the put and call rights to March 31, 2011. The Company continued to re-measure the option to fair value at each reporting date with changes to the fair value of the liability recorded as expense.

Recognition of March 2011 Amendment. In 2011, the Company amended the terms of the Stock Agreement to fix the put and call right per share price at the then-current fair value of the Company’s common stock, or $9.45 per share. The Company also amended the put and call right to expire on the earlier of June 1, 2014, an IPO, spin-off or change in control transaction. The economic effect of these modifications was that the Company repurchased the partner’s original option for a price of $9.45 per share and issued to the partner a new option with an exercise price of $9.45 per share that is not vested until the earlier of June 1, 2014, an IPO, spin-off or change-in-control transaction. There are again three potential outcomes to this arrangement. Firstly, at expiration of the put or call right the fair value of Shares may be less than $9.45 per share in which case the partner will exercise the put right and receive the $9.45 per share which is effectively the same as the option expiring unexercised. Secondly, at expiration of the put and call right the fair value of the Shares may be greater than $9.45 per share in which case the put and call right would go unexercised and the partner retains the Shares. This scenario is similar to an exercise of the option. Lastly, the

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United States Securities and Exchange Commission

distribution agreement may be terminated prior to expiration of the put or call in which case either the put or call will be exercised which is similar to a forfeiture of the option.

The Company concluded that the repurchase of the original option should be accounted for as a settlement or repurchase in accordance with ASC 718. Since the repurchase price of $9.45 was not in excess of the fair value of the original option at the date of repurchase the Company did not recognize any additional compensation expense.

The Company further concluded that the combination of the common stock and fixed-price put and call right should be accounted for as a new option grant to the partner under ASC 505-50. Consistent with the accounting for the original option, the exercise price of $9.45 which the Company is required to return to the partner if the option is not exercised was recognized as a deposit liability or advance (which had already been fully recognized under the original agreement). Additionally, the Company determined the fair value of the new option using an option pricing model and commenced recognizing such value as compensation expense over the new vesting period (i.e., the period until expiration of the put and call rights).

Subsequent to the amendment, the Company classified the option amount as equity as a result of modifying the fair value put and call right to a fixed-price call right. The Company concluded that liability accounting was no longer required because the partner could no longer avoid bearing the risks and rewards of share ownership because, if the new option is in-the-money the partner will have to take ownership of the shares to receive any appreciation in value and the partner does not have a right to sell those shares back to the Company.

The Company further determined under the guidance in ASC 505-50-30-11 and 30-12 that a performance commitment date had not been reached as of the modification date due to the economic vesting condition introduced by the fixed-price call and the lack of a sufficiently large disincentive to compel continued performance under the distribution services agreement, and accordingly, the fair value of the new option is re-measured at each reporting date and recognized as expense until the fixed-price call right terminates.

Recognition of Warrants. In March 2011, the Company granted the distribution partner a warrant to purchase a minimum of 7,408 shares and a maximum of 44,898 shares under an anti-dilution provision in the original Stock Agreement as a result of a warrant issued to another distribution partner in December 2010. Because the vesting mirrors the vesting of the other distribution partner’s warrant, the Company determined that the warrant should be accounted for under the guidance of ASC 480-10-25-8. Based on the amount of shares issued in the March 2011 warrant grant, the impact to the Company’s financial statements was not significant. The Company classified the warrant as a liability since the partner ultimately has the right to put the shares after the warrant is exercised. Due to its liability classification, the warrant is re-measured to its fair value at each reporting date based on the guidance in ASC 480-10-35-5. However,

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United States Securities and Exchange Commission

because of the underlying Agreement, the Company determined that it was appropriate to amortize the fair value of the warrant to expense over the remaining term of the Agreement analogous to ASC 505-50-25.

Appropriateness of Black-Scholes. As to paragraph (b) of the Staff’s comment, for both the initial and amended Stock Agreements, the Company measured these instruments using an option-pricing model because the Company believed the combination of put rights and the common stock effectively created options with a strike price equal to the then-current fair value of the Company’s common stock. Further, the Company reviewed the Staff’s guidance from Staff Accounting Bulletin Topic 14C, which has been codified in ASC 718-10-S99 and concluded that the Black-Scholes option-pricing model meets all three of the criteria set forth in ASC 718-10-55-17. In particular, the Company noted that the put right floor and the fixed-price put right effectively act as a fixed and determinable exercise price such that there is no market vesting condition in these options. Economically, the distribution partner has made an early exercise of an option with the ability to unwind the early exercise at the vesting date through the put right floor and fixed-price strike prices. As such, these elements do not represent “down-round” protection, but instead represent the exercise price in a Black-Scholes option-pricing model.

Equity Accounting. As to paragraph (c) of the Staff’s comment, the Company accounted for the option under the amended Stock Agreement (amendment changing the put and call right pricing from fair value to a fixed price of $9.45 per share) as equity based on the guidance in ASC 718-10-25-9 and 25-11 because the distribution partner does not have the right to put the option back to us to realize any increase in the fair value of the instrument.

27.	In the second paragraph on page F-34 it appears that you disclose that certain portions of the transaction are reported as a liability (fourth line) and as equity (eighth line). Please revise your disclosure to clearly discuss how you recognize each portion of the transaction in your financial statements.

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 to clarify how the Company recognizes each portion of the transaction.

Warrants Issued to Distribution Partners, page F-34

28.	Please revise your disclosure related to the warrants issued in December 2010 to clarify how you recognize them on your balance sheet.

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 to clarify how the Company recognizes the warrants on its balance sheet.

Part II

Exhibits

29.	Please file all exhibits as soon as practicable to provide adequate time for staff review.

Response: The Company acknowledges the Staff’s comment. Concurrently with the submission of Amendment No. 1, the Company is submitting a confidential treatment request covering certain of the outstanding exhibits. The Company will submit or file all exhibits and confidential treatment requests sufficiently in advance of effectiveness of the Registration Statement to provide the Staff time to review such exhibits.

* * * * * *

December 21, 2012

United States Securities and Exchange Commission

We hope the foregoing answers are responsive to your comments. As noted above, concurrently with the submission of Amendment No. 1, the Company is submitting a confidential treatment request for certain exhibits to the Registration Statement. Please do not hesitate to contact me by telephone at (650) 463-2643 or by e-mail at tony.richmond@lw.com with any questions or comments regarding this correspondence.

Very truly yours,

/s/ Anthony J. Richmond

Anthony J. Richmond

of LATHAM & WATKINS LLP

cc:	Blackhawk Network Holdings, Inc.
Jay Clayton, Sullivan & Cromwell LLP
Sarah Payne, Sullivan & Cromwell LLP